Transmission Rights and Programming (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transmission Rights and Programming.
Transmission rights	$ 9,695,030	$ 8,671,434
Programming	4,683,980	5,709,414
Total transmission rights and programming	14,379,010	14,380,848
Transmission rights	5,257,926	4,630,513
Programming	2,724,870	3,271,077
Total non-current transmission rights and programming	7,982,796	7,901,590
Current portion of transmission rights and programming	6,396,214	6,479,258
Amortization of transmission rights and programming	$ 12,691,287	$ 14,515,285	$ 18,009,554